Expense Example - Class A C I and W Shares - Voya Multi-Manager International Small Cap Fund	Class A 1 Yr	Class A 3 Yrs	Class A 5 Yrs	Class A 10 Yrs	Class C 1 Yr	Class C 3 Yrs	Class C 5 Yrs	Class C 10 Yrs	Class I 1 Yr	Class I 3 Yrs	Class I 5 Yrs	Class I 10 Yrs	Class W 1 Yr	Class W 3 Yrs	Class W 5 Yrs	Class W 10 Yrs
USD ($)	722	1,056	1,414	2,417	331	739	1,274	2,736	122	411	721	1,600	130	433	759	1,680